Finance Income and Costs - Summary of Analysis of Finance Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income [Abstract]
Interest income from financial institutions	€ 39	€ 171	€ 121
Other interest income	186	146	279
Total	€ 225	€ 317	€ 400